Due From Financial Institutions At Amortized Cost(Table)	12 Months Ended
Dec. 31, 2018
Due From Financial Institution Abstract [Abstract]
Details Of Due From Financial Institutions Text Block [Text Block]

Details of due from financial institutions as of December 31, 2017 and 2018, are as follows:

		Financial institutions	Interest rate(%)	2017		2018
				(In millions of Korean won)
Due from financial institutions in Korean won	Due from Bank of Korea	Bank of Korea	0.00 ~ 1.78	￦	8,511,295	￦8,723,761
	Due from financial institutions	Standard Chartered Bank Korea Limited and others	0.00 ~ 2.75		2,267,778	3,245,841
	Due from others	Korea Securities Finance Corporation and others	0.00 ~ 1.79		3,377,102	1,132,908

		Sub-total			14,156,175	13,102,510

Due from financial institutions in foreign currencies	Due from financial institutions in foreign currencies	Wells Fargo Bank, N.A. and others	0.00 ~ 0.76		1,670,935	1,734,660
	Time deposits in foreign currencies	Bank of Shanghai, Beijing Branch and others	0.00 ~ 4.10		775,917	1,001,600
	Due from others	Societe Generale and others	0.00 ~ 0.02		616,634	1,379,537

		Sub-total			3,063,486	4,115,797

		Total		￦	17,219,661	￦ 17,218,307

[1]	Loans and other financial assets are net of allowance.

Disclosure Of Restricted Cash And Cash Equivalents Explanatory

Restricted cash from financial institutions as of December 31, 2017 and 2018, are as follows:

		Financial Institutions	2017		2018		Reason for restriction
			(In millions of Korean won)
Due from financial institutions in Korean won	Due from Bank of Korea	Bank of Korea	￦	8,511,295	￦	8,723,761	Bank of Korea Act
	Due from Banking institution	Standard Chartered Bank Korea Limited and others		572,132		1,348,099	Net settlement and others
	Due from others	Korea Securities Finance Corportion and others		371,398		655,194	Derivatives margin account and others

		Sub-total		9,454,825		10,727,054

Due from financial institutions in foreign currencies	Due from financial institutions in foreign currencies	Bank of Korea and others		619,130		375,130	Bank of Korea Act and others
	Time deposits in foreign currencies	Bank NY Branch and others		29,650		30,538	Bank Act of the State of New York
	Due from others	Societe Generale and others		509,484		1,214,905	Derivatives margin account and others

		Sub-total		1,158,264		1,620,573

		Total	￦	10,613,089	￦	12,347,627

[1]	Loans and other financial assets are net of allowance.

Disclosure Of Changes In The Allowances For Due From Financial Institutions Losses [Text Block]

Changes in the allowances for due from financial institutions losses for the year ended December 31, 2018, are as follows:

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning[1]	￦	1,797	￦	—	￦	—
Transfer between stages		—		—		—
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Disposal				—		—
Provision (reversal) for loan losses		221		—		—
Others (change of currency ratio, etc.)		1		—		—

Ending	￦	2,019	￦	—	￦	—

[1]	Prepared in accordance with IFRS 9.